Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Jan. 08, 2025	Mar. 31, 2025	Jan. 09, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Business combination, additional consideration payable		$ 6,991
Call Option
Subsequent Event [Line Items]
Stock available for repurchase	$ 10,000
Redemption requirement, revenue threshold	5,000
Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.001
Subsequent Event | Call Option
Subsequent Event [Line Items]
Stock available for repurchase	$ 10,000
Stock available fore repurchase, term	5 years
Redemption requirement, revenue threshold	$ 5,000
Subsequent Event | Emission Inc.
Subsequent Event [Line Items]
Upfront payment	10,000
Business combination, additional consideration payable	10,000
Earnout payments	$ 50,000
Subsequent Event | Revolving Credit Facility | Akoya Biosciences, Inc.
Subsequent Event [Line Items]
Aggregate principal amount			$ 30,000
Subsequent Event | Akoya Biosciences, Inc.
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.00001